REVENUE RECOGNITION Additional Information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Revenue Recognition and Deferred Revenue [Abstract]
Revenue from LiDAR sensors and critical components	$ 2,020	$ 3,316
Revenues from application engineering services	20,336	$ 10,405
Sale of machinery including adjustments	10,000
Revenues from transferring control of machinery to customer	4,781
Deferred revenues recognized	100
Performance obligations transaction price	16,062
Deferred revenues	$ 1,139